Financial Statements of Parent Company Guarantor - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Revenue, Net	$ 7,039.0	$ 6,999.7	$ 4,306.8
Operating activities
Net cash provided by (used for) operating activities	1,008.4	927.9	43.7
Investing activities
Capital expenditures	(129.6)	(170.0)	(94.5)
Proceeds from sale of property and equipment	13.1	6.0	5.5
Proceeds from sale of businesses, net	0.3	43.5	0
Acquisitions, net of cash acquired	(12.3)	(92.4)	470.5
Intercompany Loan Activity, Net	0
Other	0.2	1.7	(5.9)
Net cash provided by (used for) investing activities	(128.3)	(211.2)	375.6
Financing activities
Net receipts (repayments) of short-term borrowings	0.5	0	(3.7)
Net receipts of commercial paper and revolving long-term debt	468.6	104.2	253.8
Proceeds from long-term debt	2.2	0.7	594.3
Repayment of long-term debt	(16.8)	(7.4)	(617.2)
Debt issuance costs	(3.1)	(1.4)	(9.7)
Debt extinguishment costs	0	0	(74.8)
Net change in advances to subsidiaries	0	0	0
Excess tax benefits from share-based compensation	12.6	16.8	5.0
Shares issued to employees, net of shares withheld	37.0	80.0	68.2
Repurchases of ordinary shares	(1,150.0)	(715.8)	(334.2)
Dividends paid	(211.4)	(194.2)	(112.4)
Distributions to noncontrolling interest	(134.7)	(2.0)	(1.6)
Net cash provided by (used for) financing activities	(995.1)	(719.1)	(232.3)
Effect of exchange rate changes on cash and cash equivalents	(30.6)	21.0	0.3
Change in cash and cash equivalents	(145.6)	18.6	187.3
Cash and cash equivalents, beginning of year	256.0	237.4	50.1
Cash and cash equivalents, end of year	110.4	256.0	237.4
Cost of goods sold	4,576.0	4,629.6	3,040.9
Gross profit	2,463.0	2,370.1	1,265.9
Selling, General and Administrative Expense	1,493.8	1,493.7	1,117.7
Research and Development Expense	117.3	122.8	92.3
Asset Impairment Charges	0	11.0	60.7
Operating Income (Loss)	851.9	742.6	(4.8)
Parent Company Guarantor
Condensed Financial Statements, Captions [Line Items]
Revenue, Net	0	0	0
Operating activities
Net cash provided by (used for) operating activities	169.0	534.2	(109.0)
Investing activities
Capital expenditures	0	0	0
Proceeds from sale of property and equipment	0	0	0
Proceeds from sale of businesses, net	0	0
Acquisitions, net of cash acquired	0	0	0
Intercompany Loan Activity, Net	0
Other	0	0	0
Net cash provided by (used for) investing activities	0	0	0
Financing activities
Net receipts (repayments) of short-term borrowings	0		0
Net receipts of commercial paper and revolving long-term debt	0	0	0
Proceeds from long-term debt	0	0	0
Repayment of long-term debt	0	0	0
Debt issuance costs	0	0	0
Debt extinguishment costs			0
Net change in advances to subsidiaries	741.1	(339.5)	157.0
Excess tax benefits from share-based compensation	0	0	0
Shares issued to employees, net of shares withheld	0	0	0
Repurchases of ordinary shares	(699.2)	0	0
Dividends paid	(211.4)	(194.2)	(48.0)
Distributions to noncontrolling interest	0	0	0
Net cash provided by (used for) financing activities	(169.5)	(533.7)	109.0
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Change in cash and cash equivalents	(0.5)	0.5	0
Cash and cash equivalents, beginning of year	0.5	0	0
Cash and cash equivalents, end of year	0	0.5	0
Cost of goods sold	0	0	0
Gross profit	0	0	0
Selling, General and Administrative Expense	25.3	21.0	5.0
Research and Development Expense	0	0	0
Asset Impairment Charges		0	0
Operating Income (Loss)	(25.3)	(21.0)	(5.0)
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue, Net	0
Operating activities
Net cash provided by (used for) operating activities	208.6
Investing activities
Capital expenditures	0
Proceeds from sale of property and equipment	0
Proceeds from sale of businesses, net	0
Acquisitions, net of cash acquired	0
Intercompany Loan Activity, Net	0
Other	0
Net cash provided by (used for) investing activities	0
Financing activities
Net receipts (repayments) of short-term borrowings	0
Net receipts of commercial paper and revolving long-term debt	0
Proceeds from long-term debt	0
Repayment of long-term debt	0
Debt issuance costs	0
Net change in advances to subsidiaries	(208.6)
Excess tax benefits from share-based compensation	0
Shares issued to employees, net of shares withheld	0
Repurchases of ordinary shares	0
Dividends paid	0
Distributions to noncontrolling interest	0
Net cash provided by (used for) financing activities	(208.6)
Effect of exchange rate changes on cash and cash equivalents	0
Change in cash and cash equivalents	0
Cash and cash equivalents, beginning of year	0
Cash and cash equivalents, end of year	0
Cost of goods sold	0
Gross profit	0
Selling, General and Administrative Expense	2.6
Research and Development Expense	0
Operating Income (Loss)	(2.6)
Subsidiary Issuer
Condensed Financial Statements, Captions [Line Items]
Revenue, Net	0	0	0
Operating activities
Net cash provided by (used for) operating activities	207.0	514.0	(88.2)
Investing activities
Capital expenditures	0	0	0
Proceeds from sale of property and equipment	0	0	0
Proceeds from sale of businesses, net	0	0
Acquisitions, net of cash acquired	0	0	300.1
Intercompany Loan Activity, Net	37.8
Other	0	0	0
Net cash provided by (used for) investing activities	37.8	0	300.1
Financing activities
Net receipts (repayments) of short-term borrowings	0		0
Net receipts of commercial paper and revolving long-term debt	458.7	104.2	424.7
Proceeds from long-term debt	0	0	594.3
Repayment of long-term debt	0	0	0
Debt issuance costs	(3.1)	(1.4)	(8.7)
Debt extinguishment costs			0
Net change in advances to subsidiaries	(747.3)	(569.8)	(1,222.2)
Excess tax benefits from share-based compensation	0	0	0
Shares issued to employees, net of shares withheld	0	0	0
Repurchases of ordinary shares	0	0	0
Dividends paid	0	0	0
Distributions to noncontrolling interest	0	0	0
Net cash provided by (used for) financing activities	(291.7)	(467.0)	(211.9)
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Change in cash and cash equivalents	(46.9)	47.0	0
Cash and cash equivalents, beginning of year	47.0	0	0
Cash and cash equivalents, end of year	0.1	47.0	0
Cost of goods sold	0	0	0
Gross profit	0	0	0
Selling, General and Administrative Expense	7.7	13.3	(3.8)
Research and Development Expense	0	0	0
Asset Impairment Charges		0	0
Operating Income (Loss)	(7.7)	(13.3)	3.8
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue, Net	7,039.0	6,999.7	4,306.8
Operating activities
Net cash provided by (used for) operating activities	1,093.8	977.5	37.2
Investing activities
Capital expenditures	(129.6)	(170.0)	(94.5)
Proceeds from sale of property and equipment	13.1	6.0	5.5
Proceeds from sale of businesses, net	0.3	43.5
Acquisitions, net of cash acquired	(12.3)	(92.4)	170.4
Intercompany Loan Activity, Net	112.2
Other	0.2	1.7	(5.9)
Net cash provided by (used for) investing activities	(16.1)	(211.2)	75.5
Financing activities
Net receipts (repayments) of short-term borrowings	0.5		(3.7)
Net receipts of commercial paper and revolving long-term debt	9.9	0	(170.9)
Proceeds from long-term debt	2.2	0.7	0
Repayment of long-term debt	(16.8)	(7.4)	(617.2)
Debt issuance costs	0	0	(1.0)
Debt extinguishment costs			(74.8)
Net change in advances to subsidiaries	(605.2)	(188.5)	1,268.9
Excess tax benefits from share-based compensation	12.6	16.8	5.0
Shares issued to employees, net of shares withheld	37.0	80.0	68.2
Repurchases of ordinary shares	(450.8)	(715.8)	(334.2)
Dividends paid	0	0	(64.4)
Distributions to noncontrolling interest	(134.7)	(2.0)	(1.6)
Net cash provided by (used for) financing activities	(1,145.3)	(816.2)	74.3
Effect of exchange rate changes on cash and cash equivalents	(30.6)	21.0	0.3
Change in cash and cash equivalents	(98.2)	(28.9)	187.3
Cash and cash equivalents, beginning of year	208.5	237.4	50.1
Cash and cash equivalents, end of year	110.3	208.5	237.4
Cost of goods sold	4,576.0	4,629.6	3,040.9
Gross profit	2,463.0	2,370.1	1,265.9
Selling, General and Administrative Expense	1,458.2	1,459.4	1,116.5
Research and Development Expense	117.3	122.8	92.3
Asset Impairment Charges		11.0	60.7
Operating Income (Loss)	887.5	776.9	(3.6)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Revenue, Net	0	0	0
Operating activities
Net cash provided by (used for) operating activities	(670.0)	(1,097.8)	203.7
Investing activities
Capital expenditures	0	0	0
Proceeds from sale of property and equipment	0	0	0
Proceeds from sale of businesses, net	0	0
Acquisitions, net of cash acquired	0	0	0
Intercompany Loan Activity, Net	(150.0)
Other	0	0	0
Net cash provided by (used for) investing activities	(150.0)	0	0
Financing activities
Net receipts (repayments) of short-term borrowings	0		0
Net receipts of commercial paper and revolving long-term debt	0	0	0
Proceeds from long-term debt	0	0	0
Repayment of long-term debt	0	0	0
Debt issuance costs	0	0	0
Debt extinguishment costs			0
Net change in advances to subsidiaries	820.0	1,097.8	(203.7)
Excess tax benefits from share-based compensation	0	0	0
Shares issued to employees, net of shares withheld	0	0	0
Repurchases of ordinary shares	0	0	0
Dividends paid	0	0	0
Distributions to noncontrolling interest	0	0	0
Net cash provided by (used for) financing activities	820.0	1,097.8	(203.7)
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Change in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of year	0	0	0
Cash and cash equivalents, end of year	0	0	0
Cost of goods sold	0	0	0
Gross profit	0	0	0
Selling, General and Administrative Expense	0	0	0
Research and Development Expense	0	0	0
Asset Impairment Charges		0	0
Operating Income (Loss)	$ 0	$ 0	$ 0